PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet pure in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Total
Total fleet		337		320
Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		227		226
Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		110		94
Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 767
Model		300ER
Total fleet		30		35
Boeing 767 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		28		33
Boeing 767 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		2		2
Boeing 767 300 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 767
Model		300F
Total fleet	[1]	12		10
Boeing 767 300 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet	[1]	11		9
Boeing 767 300 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		1		1
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 777
Model		300ER
Total fleet		10		10
Boeing 777 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4		4
Boeing 777 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		6
Boeing 777 300 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 777
Model		200ER
Total fleet				2
Boeing 777 300 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet
Boeing 777 300 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet				2
Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 787
Model		800
Total fleet		10		10
Boeing 787 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		6
Boeing 787 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4		4
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 787
Model		900
Total fleet		16		14
Boeing 787-9 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		4
Boeing 787-9 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		10		10
Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A319
Model		100
Total fleet		46		46
Airbus A319 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		37		37
Airbus A319 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		9		9
Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A320
Model		200
Total fleet	[2]	142		131
Airbus A320 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet	[2]	96		97
Airbus A320 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		46		34
Airbus A320-NEO
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A320
Model		NEO
Total fleet		13		4
Airbus A320-NEO | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		7		1
Airbus A320-NEO | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		3
Airbus A320-200 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A321
Model		200
Total fleet		49		49
Airbus A320-200 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		30		30
Airbus A320-200 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		19		19
Airbus A350-900 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A350
Model		900
Total fleet		9	[3]	9
Airbus A350-900 [Member] | Property, plant and equipment not subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		2		5
Airbus A350-900 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet	[3]	7		4

[1]	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.
[2]	Three aircraft leased to Salam Air and two to Sundair
[3]	Four aircraft leased to Qatar Airways, which are in assets by right of use.